General and administrative expenses - Breakdown of General and Administrative Expenses (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Detailed Information General And Administrative Expenses [Abstract]
Personnel expenses	€ (7,033,913)	€ (1,490,674)	€ (49,601)
Consulting fees	(757,233)	(1,042,195)	(990,730)
Professional fees	(2,868,684)	(943,322)	(495,326)
Accounting, tax and auditing fees	(1,306,714)	(1,275,842)	(300,841)
Facilities, communication and office expenses	(5,648,763)	(551,223)	(236,904)
Travel expenses	(143,582)	(26,773)	(167,062)
Other expenses	(590,571)	(168,462)	(85,255)
General and administrative expense	€ (18,349,460)	€ (5,498,491)	€ (2,325,719)